ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	May 25, 2022 USD ($) shares	Jun. 28, 2021 USD ($) shares	May 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Jun. 30, 2022 segment	Mar. 31, 2022 segment	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares	Mar. 09, 2022 USD ($)
Disclosure of changes in accounting estimates [line items]
Number of operating segment | segment					3	2	3
Exchange ratio							0.00690
Issue of equity (In shares)							$ 461,000,000	$ 1,424,000,000	[1]	$ 13,000,000
Issuance of common equity							$ 450,000,000	$ 1,410,000,000		$ 13,000,000
Class C shares
Disclosure of changes in accounting estimates [line items]
Issuance of common equity	$ 450,000,000
Number of shares issued (in shares) | shares	11,270,466						40,934,623	23,544,548
Number of shares outstanding (in shares) | shares							40,934,623	23,544,548		0
Other related party
Disclosure of changes in accounting estimates [line items]
Capital commitments		$ 2,000,000,000
Brookfield Credit Agreement
Disclosure of changes in accounting estimates [line items]
Borrowing maturity term		3 years
Maximum borrowing capacity		$ 200,000,000
Brookfield Credit Agreement | Revolving credit facility agreement increase
Disclosure of changes in accounting estimates [line items]
Maximum borrowing capacity											$ 400,000,000
Class A exchangeable shares
Disclosure of changes in accounting estimates [line items]
Number of shares, subscribed (in shares) | shares		11,000,000
Issue of equity (In shares)		$ 538,000,000
Class B shares
Disclosure of changes in accounting estimates [line items]
Number of shares, subscribed (in shares) | shares		24,000
Issue of equity (In shares)		$ 1,000,000
Class C shares
Disclosure of changes in accounting estimates [line items]
Issuance of common equity		$ 712,000,000	$ 450,000,000	$ 250,000,000
Number of shares issued (in shares) | shares		17,000,000	11,000,000	7,000,000
Subsidiaries | BAM Re Holdings
Disclosure of changes in accounting estimates [line items]
Percentage of shares purchased							100.00%

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.